Note 05 - Net Interest Income (Detail: Text Values) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Net Interest Income [Abstract]
Net interest income under TLTRO III program included twelve months ended	€ (741)	€ 211
Group borrowing under the TLTRO III-refinancing program Dec 2023	€ 15,000
Group borrowing under the TLTRO III-refinancing program Dec 2022		€ 33,700